Stockholders' Equity - Fair value of the warrants upon the issuance (Details)	Mar. 15, 2022
Equity [Abstract]
Expected term (years)	5 years
Risk-free interest rate (in percent)	2.10%
Expected volatility (in percent)	118.40%
Expected dividend yield (in percent)	0.00%